Document and Entity Information	18 Months Ended
Jan. 31, 2018
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 31, 2018
Trading Symbol	goas
Entity Registrant Name	XIANGTIAN (USA) AIR POWER CO., LTD.
Entity Central Index Key	0001472468
Current Fiscal Year End Date	--07-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY